Note 16 - Revenue - Summary of Contract Liability (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Contract liabilities, current			$ 0	$ 987
Total	$ 0	$ 476	0	987
Beginning balance	0	987	987	2,918
Revenue recognized that was included in the contract liabilities beginning balance	0	(511)	(987)	(1,931)
Ending balance	$ 0	$ 476	$ 0	$ 987